Subsequent Events (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	May 08, 2026	Apr. 17, 2026	Apr. 15, 2026	Mar. 16, 2026	Mar. 15, 2026	Feb. 27, 2026	Feb. 26, 2026	Jan. 13, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Aug. 28, 2025
Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Contract value											$ 2,992,000
Rental fees									$ 3,824,000	$ 365,000
Merger Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Issued shares								1,125,000
Issued shares								1,968,750
Issued shares								3,093,750
Stockholder equity description								(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Shares, Issued								3,093,750
Consulting Agreement [Member]
Subsequent Event [Line Items]
Issued shares, granted								336,000
August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount													$ 20,000,000
February 2026 BridgeLoans [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount												$ 9,000,000
Proceeds from loans						$ 9,954,000
Loan amount available for initial draw												$ 16,000,000
Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Principal amount	$ 8,500,000
Share price, per share	$ 10.00
Commitments amount		$ 1,440,000,000
License agreement, description			In connection with the PA, on April 15, 2026, the Company entered into a License Agreement (“LA”) with the same vendor for software licenses, support services, and related offerings. The LA includes total committed fees of $100,000, which are payable in five annual installments of $20,000 beginning in October 2026. The agreement includes term-based software licenses and prepaid support services, with a license and support period of approximately five and a half years
Earnout shares contingent	7,875,000
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Issued shares								1,125,000
Issued shares								1,968,750
Issued shares	7,875,000							3,093,750
Stockholder equity description								(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Share price, per share	$ 10.00
Debt initial prinicpal amount	$ 8,500
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Issued shares, granted								336,000
Share based compensation description								Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.
Subsequent Event [Member] | August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount							$ 11,000,000
Proceeds from loans							10,000,000
Principal amount							$ 1,000,000
Subsequent Event [Member] | February 2026 BridgeLoans [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount						9,000,000
Loan amount available for initial draw						$ 16,000,000
Loan maturity date						Aug. 11, 2028
Subsequent Event [Member] | Customer Agreements [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Contract value				$ 3,700,000	$ 116,052,000
Share price, per share				$ 1.65	$ 3.45
Prepayment value				$ 3,700,000	$ 11,605,000
Additional Prepayment					23,210,000
Rental fees					2,257,000
Contract value Four					23,883,000
Contract value Five					$ 19,622,000